Revenues - Balances Related to Enforceable Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Abstract]
Accounts receivable	$ 13,957	$ 2,730
Contract assets	2,490	2,045
Contract liabilities	$ 59,749	$ 26,132	$ 10,211